COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Future minimum lease payments

Future lease payments included in the measurement of lease liabilities on the condensed consolidated balance sheet as of March 31, 2019, for the following five years and thereafter are as follows:

Years ending December 31,
2019 (9 months)	$492,937
2020	645,248
2021	173,545
2022	116,392
2023	67,895
Total future minimum lease payments	1,496,017
Lease imputed interest	239,691
Total	$1,256,326

Sunnyvale, California [Member]
Future minimum lease payments	The future minimum lease payments related to the Gibraltar Sublease are as follows:
Years Ending December 31,
2019	$328,631
2020	$342,924
2021	$57,154

Sichuan Province, China [Member]
Future minimum lease payments	The future minimum lease payments (allowing for exchange rates) are approximately as follows:
Years Ending December 31,
2019	$110,849
2020	$114,544
2021	$116,392
2022	$116,392
2023	$48,497